Investment Objectives and Goals - PUTNAM SUSTAINABLE LEADERS FUND	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund summary
Objective [Heading]	Goal
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.